Common shares (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Change in common shares
Changes in predecessor common shares for the periods presented in this report were as follows:

	Issued and fully paid share capital $0.10 par value each
	Shares	$ millions
December 31, 2019	100,234,973	10

2020 RSU share issuance	149,462	—

December 31, 2020 and December 31, 2021	100,384,435	10